Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 25.5	$ 25.8	$ 103.9	$ 117.2	$ 130.5
Capital expenditures that were unpaid and included in accounts payable and accrued liabilities			$ 11.5